COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

		Shares/Units	Value
COMMON STOCK	116.2%
AUSTRALIA	9.8%
RAILWAYS	0.9%
Aurizon Holdings Ltd.		8,589,984	$19,347,747

TOLL ROADS	8.9%
Atlas Arteria Ltd.(a)		18,125,243	76,524,467
Transurban Group(a),(b)		13,335,871	127,335,987

			203,860,454

TOTAL AUSTRALIA			223,208,201

CANADA	14.5%
DIVERSIFIED UTILITIES	1.3%
AltaGas Ltd.		1,709,971	28,505,843

ELECTRIC	0.7%
Hydro One Ltd., 144A(c)		586,251	16,691,778

PIPELINES—C-CORP	8.7%
Enbridge, Inc.(b)		2,482,869	94,666,844
Keyera Corp.		857,076	18,764,986
Pembina Pipeline Corp.		1,361,563	44,105,977
TC Energy Corp.		1,077,413	41,908,695

			199,446,502

RAILWAYS	3.6%
Canadian National Railway Co.		688,791	81,273,771

RENEWABLE ENERGY	0.2%
Tidewater Renewables Ltd.(d)		789,442	4,889,108

TOTAL CANADA			330,807,002

CHINA	3.6%
GAS DISTRIBUTION	2.0%
ENN Energy Holdings Ltd., (H shares)		3,279,821	44,910,479

MARINE PORTS	0.6%
China Merchants Port Holdings Co., Ltd., (H shares)		5,016,000	7,700,521
COSCO SHIPPING Ports Ltd., (H shares)		8,580,000	5,737,250

			13,437,771

		Shares/Units	Value
TOLL ROADS	1.0%
Jiangsu Expressway Co., Ltd., (H shares)		15,514,000	$14,427,551
Zhejiang Expressway Co., Ltd., (H Shares)		12,350,000	9,825,677

			24,253,228

TOTAL CHINA			82,601,478

FRANCE	1.3%
ELECTRIC
Engie SA		1,794,411	28,395,995

GERMANY	1.1%
ELECTRIC
E.ON SE		2,080,126	25,948,983

HONG KONG	1.8%
ELECTRIC
Power Assets Holdings Ltd.(b)		7,771,500	41,692,701

INDIA	1.4%
ELECTRIC
Power Grid Corp of India Ltd.		11,860,086	32,622,832

ITALY	0.5%
ELECTRIC—INTEGRATED ELECTRIC
Enel SpA		1,694,974	10,337,556

JAPAN	2.8%
ELECTRIC	0.8%
Kansai Electric Power Co., Inc. /The		1,889,800	18,404,609

GAS DISTRIBUTION	0.6%
Osaka Gas Co., Ltd.		804,700	13,219,448

RAILWAYS	1.4%
West Japan Railway Co.(b)		792,100	32,627,855

TOTAL JAPAN			64,251,912

MEXICO	2.9%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, Class B		3,394,388	66,216,937

NEW ZEALAND	1.6%
AIRPORTS
Auckland International Airport Ltd.(b),(d)		6,665,359	36,272,765

PHILIPPINES	0.3%
MARINE PORTS
International Container Terminal Services, Inc.		1,795,530	7,049,946

		Shares/Units	Value
SPAIN	3.6%
AIRPORTS	1.6%
Aena SME SA, 144A(c),(d)		234,282	$37,885,337

COMMUNICATIONS	2.0%
Cellnex Telecom SA, 144A(c)		1,158,961	45,069,245

TOTAL SPAIN			82,954,582

THAILAND	2.0%
AIRPORTS
Airports of Thailand PCL(d)		22,244,500	46,226,622

UNITED KINGDOM	4.6%
ELECTRIC	3.5%
National Grid PLC		5,870,772	79,413,917

UTILITIES—WATER	1.1%
Pennon Group PLC		2,239,838	24,201,375

TOTAL UNITED KINGDOM			103,615,292

UNITED STATES	64.4%
COMMUNICATIONS—TOWERS	7.1%
American Tower Corp.(b),(e)		414,678	84,735,302
Crown Castle, Inc.(b),(e)		458,121	61,314,915
SBA Communications Corp., Class A(b),(e)		62,900	16,421,303

			162,471,520

ELECTRIC	34.2%
Alliant Energy Corp.(b),(e)		1,269,705	67,802,247
CenterPoint Energy, Inc.(b),(e),(f)		1,821,518	53,661,920
CMS Energy Corp.(b),(e)		565,740	34,725,121
Dominion Energy, Inc.(b),(e)		720,148	40,263,475
Duke Energy Corp.(b),(e),(f)		656,793	63,360,821
Entergy Corp.(b),(e),(f)		425,010	45,790,577
Evergy, Inc.(b),(e)		763,369	46,657,113
FirstEnergy Corp.(b),(e)		1,370,190	54,889,812
NextEra Energy, Inc.(b),(e)		2,186,986	168,572,881
PPL Corp.(b),(e)		2,809,339	78,071,531
Public Service Enterprise Group, Inc.(b),(e)		614,368	38,367,282
Southern Co./The(b)		1,053,554	73,306,287
Xcel Energy, Inc.		211,943	14,293,436

			779,762,503

		Shares/Units	Value
ENERGY—OIL & GAS STORAGE & TRANSPORTATION	1.0%
Plains All American Pipeline LP(b),(e)		1,764,432	$22,002,467

ENVIRONMENTAL SERVICES—ENVIROMENTAL CONTROL	0.7%
Waste Management, Inc.(b)		93,701	15,289,192

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	1.0%
Rice Acquisition Corp. IIb,(d)		731,336	7,733,878
Zimmer Energy Transition Acquisition Corp.(b),(d)		1,452,434	15,490,209

			23,224,087

FOOD—FOOD PRODUCTS	0.0%
Benson Hill, Inc.(b),(d)		962,500	1,106,875

GAS DISTRIBUTION	5.7%
NiSource, Inc.(b)		2,453,332	68,595,163
Sempra Energy(b),(e)		413,766	62,544,868

			131,140,031

PIPELINES	6.4%
PIPELINES—C-CORP	4.8%
Cheniere Energy, Inc.(b),(e)		282,908	44,586,301
DT Midstream, Inc.(b),(e)		631,724	31,188,214
Kinetik Holdings, Inc., Class A		440,807	13,797,259
ONEOK, Inc.(b),(e)		299,430	19,025,782

			108,597,556

PIPELINES—MLP	1.6%
Energy Transfer LP(b)		1,606,191	20,029,202
MPLX LP(b),(e)		514,959	17,740,337

			37,769,539

TOTAL PIPELINES			146,367,095

RAILWAYS	6.2%
Norfolk Southern Corp.(b),(e)		281,668	59,713,616
Union Pacific Corp.(b)		404,421	81,393,770

			141,107,386

RENEWABLE ENERGY	0.2%
Stem, Inc.(b),(d),(e)		637,750	3,616,043

UTILITIES—WATER	1.9%
American Water Works Co., Inc.(b),(e)		193,162	28,296,301

		Shares/Units	Value
Essential Utilities, Inc.(b),(e),(f)		324,963	$14,184,635

			42,480,936

TOTAL UNITED STATES			1,468,568,135

TOTAL COMMON STOCK (Identified cost—$2,129,340,866)			2,650,770,939

PREFERRED SECURITIES—$25 PAR VALUE	3.5%
BERMUDA	0.0%
REINSURANCE
RenaissanceRe Holdings Ltd., 5.75% , Series F(b),(g)		7,000	161,840

CANADA	0.2%
FINANCIAL	0.1%
Brookfield BRP Holdings Canada, Inc., 4.625% (b),(g)		100,000	1,535,000

UTILITIES	0.1%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78(b),(h)		29,974	688,203
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A(b),(h)		89,073	2,068,275

			2,756,478

TOTAL CANADA			4,291,478

NETHERLANDS	0.1%
INSURANCE
AEGON Funding Co. LLC, 5.10% , due 12/15/49(b)		65,287	1,409,546

UNITED STATES	3.2%
BANKS	0.7%
Bank of America Corp., 6.00% , Series GG(b),(g)		184,373	4,537,420
KeyCorp., 6.20% to 12/15/27(b),(g),(h)		45,600	1,018,248
Regions Financial Corp., 5.70% to 5/15/29, Series C(b),(g),(h)		81,114	1,737,462
Wells Fargo & Co., 4.70% , Series AA(b),(g)		142,405	2,690,030
Wells Fargo & Co., 4.375% , Series CC(b),(g)		58,968	1,037,247
Wells Fargo & Co., 4.75% , Series Z(b),(g)		206,575	3,968,306

			14,988,713

CONSUMER CYCLICAL	0.1%
Ford Motor Co., 6.50% , due 8/15/62(b)		144,325	3,528,746

ELECTRIC	0.5%
CMS Energy Corp., 5.875% , due 3/1/79(b)		99,975	2,428,393
Duke Energy Corp., 5.75% , Series A(b),(g)		141,350	3,597,357

		Shares/Units	Value
Southern Co./The, 4.95% , due 1/30/80, Series 2020(b)		230,000	$5,198,000

			11,223,750

FINANCIAL	0.5%
DIVERSIFIED FINANCIAL SERVICES	0.3%
Apollo Asset Management, Inc., 6.375%, Series A(b),(g)		57,982	1,223,420
Apollo Asset Management, Inc., 6.375%, Series B(b),(g)		6,321	141,590
Carlyle Finance LLC, 4.625%, due 5/15/61(b)		70,000	1,288,000
Oaktree Capital Group LLC, 6.625%, Series A(b),(g)		100,000	2,117,000
Oaktree Capital Group LLC, 6.55%, Series B(b),(g)		66,071	1,375,598
Synchrony Financial, 5.625%, Series A(b),(g)		78,390	1,335,766

			7,481,374

INVESTMENT BANKER/BROKER	0.2%
Morgan Stanley, 6.375% to 10/15/24, Series I(b),(g),(h)		118,969	2,930,207

TOTAL FINANCIAL			10,411,581

INDUSTRIALS—CHEMICALS	0.3%
CHS, Inc., 7.10% to 3/31/24, Series 2(b),(g),(h)		135,283	3,391,545
CHS, Inc., 6.75% to 9/30/24, Series 3(b),(g),(h)		137,935	3,448,375

			6,839,920

INSURANCE	0.4%
LIFE/HEALTH INSURANCE	0.2%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(b),(g),(h)		115,223	2,506,100
Athene Holding Ltd., 4.875% , Series D(b),(g)		55,443	872,673
Equitable Holdings, Inc., 5.25% , Series A(b),(g)		52,000	1,138,280
Voya Financial, Inc., 5.35% to 9/15/29, Series B(b),(g),(h)		45,010	1,044,232

			5,561,285

MULTI-LINE	0.0%
American International Group, Inc., 5.85% , Series A(g)		516	12,054

PROPERTY CASUALTY	0.1%
Enstar Group Ltd., 7.00% to 9/1/28, Series D(b),(g),(h)		77,050	1,718,215

REINSURANCE	0.1%
Arch Capital Group Ltd., 5.45% , Series F(b),(g)		80,000	1,840,800

TOTAL INSURANCE			9,132,354

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
AT&T, Inc., 5.00% , Series A(b),(g)		13,078	296,347
AT&T, Inc., 4.75% , Series C(b),(g)		182,869	3,889,624

		Shares/Units	Value
United States Cellular Corp., 5.50% , due 6/1/70(b)		94,315	$1,609,957

			5,795,928

PIPELINES	0.3%
Energy Transfer LP, 7.375% to 5/15/23, Series C(b),(g),(h)		109,692	2,629,317
Energy Transfer LP, 7.625% to 8/15/23, Series D(b),(g),(h)		89,991	2,099,490
Energy Transfer LP, 7.60% to 5/15/24, Series E(b),(g),(h)		113,416	2,742,399

			7,471,206

UTILITIES	0.2%
NiSource, Inc., 6.50% to 3/15/24, Series B(b),(g),(h)		40,519	972,456
Sempra Energy, 5.75% , due 7/1/79(b)		99,837	2,469,967
Spire, Inc., 5.90% , Series A(b),(g)		76,071	1,829,508

			5,271,931

TOTAL UNITED STATES			74,664,129

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$88,459,285)			80,526,993

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	19.2%
AUSTRALIA	0.5%
BANKS	0.2%
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A(b),(c),(g),(h),(i)		$4,000,000	3,844,042
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A(c),(g),(h),(i)		1,000,000	862,725

			4,706,767

INSURANCE—PROPERTY CASUALTY	0.3%
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN(h),(j)		1,800,000	1,701,891
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44(h),(j)		5,155,000	5,095,009

			6,796,900

TOTAL AUSTRALIA			11,503,667

CANADA	2.0%
BANKS	0.4%
Bank of Nova Scotia/The, 4.90% to 6/4/25(b),(g),(h)		2,000,000	1,825,000

		Principal Amount	Value
Bank of Nova Scotia/The, 8.625% to 10/27/27, due 10/27/82(b),(h)		$3,400,000	$3,465,398
Toronto-Dominion Bank/The, 8.125% to 10/31/27, due 10/31/82(b),(h)		3,200,000	3,256,000

			8,546,398

ELECTRIC	0.3%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A(b),(e),(h)		7,268,000	6,799,464

PIPELINES	1.3%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A(b),(h)		5,980,000	5,334,566
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A(b),(h)		4,155,000	3,840,057
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78(b),(h)		5,913,000	5,381,758
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83(b),(h)		3,985,000	3,819,742
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83(b),(h)		1,920,000	1,877,735
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79(b),(h)		5,008,000	4,196,363
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A(b),(e),(h)		6,499,000	6,066,881

			30,517,102

TOTAL CANADA			45,862,964

FINLAND	0.1%
BANKS
Nordea Bank Abp, 6.625% to 3/26/26, 144A(b),(c),(g),(h),(i)		1,400,000	1,319,094

FRANCE	1.8%
BANKS	1.7%
BNP Paribas SA, 6.625% to 3/25/24, 144A(b),(c),(g),(h),(i)		1,660,000	1,567,156
BNP Paribas SA, 7.00% to 8/16/28, 144A(b),(c),(g),(h),(i)		1,000,000	914,020
BNP Paribas SA, 7.375% to 8/19/25, 144A(b),(c),(g),(h),(i)		6,200,000	5,899,858
BNP Paribas SA, 7.75% to 8/16/29, 144A(b),(c),(g),(h),(i)		3,200,000	3,071,040
BNP Paribas SA, 9.25% to 11/17/27, 144A(b),(c),(g),(h),(i)		5,200,000	5,293,614
Credit Agricole SA, 6.875% to 9/23/24, 144A(b),(c),(g),(h),(i)		2,600,000	2,423,419
Credit Agricole SA, 7.875% to 1/23/24, 144A(b),(c),(g),(h),(i)		5,600,000	5,510,338
Credit Agricole SA, 8.125% to 12/23/25, 144A(b),(c),(g),(h),(i)		3,950,000	3,829,146
Societe Generale SA, 6.75% to 4/6/28, 144A(b),(c),(g),(h),(i)		3,400,000	2,720,404
Societe Generale SA, 7.875% to 12/18/23, 144A(b),(c),(g),(h),(i)		5,400,000	5,070,060
Societe Generale SA, 8.00% to 9/29/25, 144A(b),(c),(g),(h),(i)		1,800,000	1,684,125

		Principal Amount	Value
Societe Generale SA, 9.375% to 11/22/27, 144A(b),(c),(g),(h),(i)		$2,400,000	$2,277,000

			40,260,180

INSURANCE—FINANCE	0.1%
CNP Assurances, 4.875% to 10/7/30(g),(h),(i),(j)		2,200,000	1,608,717

TOTAL FRANCE			41,868,897

GERMANY	0.1%
BANKS
Dresdner Funding Trust I, 8.151% , due 6/30/31, 144A (TruPS)(b),(c)		2,500,000	2,562,500

ITALY	0.1%
BANKS
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A(b),(c),(g),(h),(i)		2,900,000	2,668,000

JAPAN	0.5%
INSURANCE—LIFE/HEALTH INSURANCE
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A(b),(c),(g),(h)		2,000,000	1,949,973
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25(g),(h),(j)		2,800,000	2,712,500
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A(b),(c),(h)		5,600,000	5,397,700

			10,060,173

NETHERLANDS	0.5%
BANKS	0.4%
ING Groep N.V., 5.75% to 11/16/26(b),(g),(h),(i)		5,000,000	4,329,975
ING Groep N.V., 6.50% to 4/16/25(b),(g),(h),(i)		2,600,000	2,345,276
ING Groep N.V., 6.75% to 4/16/24(g),(h),(i),(j)		2,400,000	2,219,796

			8,895,047

INSURANCE—MULTI-LINE	0.1%
Aegon NV, 5.50% to 4/11/28, due 4/11/48(b),(h)		2,875,000	2,724,939

TOTAL NETHERLANDS			11,619,986

SPAIN	0.2%
BANKS
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9(b),(g),(h),(i)		3,800,000	3,458,000
Banco Santander SA, 7.50% to 2/8/24(g),(h),(i),(j)		1,200,000	1,147,663

			4,605,663

		Principal Amount	Value
SWITZERLAND	1.0%
BANKS	0.5%
Credit Suisse Group AG, 5.25% to 2/11/27, 144A(c),(d),(g),(h),(i),(k)		$1,600,000	$92,000
Credit Suisse Group AG, 6.375% to 8/21/26, 144A(c),(d),(g),(h),(i),(k)		2,000,000	115,000
Credit Suisse Group AG, 7.25% to 9/12/25, 144A(c),(d),(g),(h),(i),(k)		1,200,000	69,000
Credit Suisse Group AG, 7.50% to 7/17/23, 144A(c),(d),(g),(h),(i),(k)		3,600,000	207,000
UBS Group AG, 6.875% to 8/7/25(g),(h),(i),(j)		5,400,000	4,887,000
UBS Group AG, 7.00% to 1/31/24, 144A(b),(c),(e),(g),(h),(i)		5,400,000	5,136,534

			10,506,534

INSURANCE	0.5%
FINANCE	0.1%
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN(h),(j)		3,600,000	2,748,528

LIFE/HEALTH INSURANCE	0.1%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52(h),(j)		3,700,000	3,461,831

MULTI-LINE	0.3%
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.125% to 6/1/28, due 6/1/48(h),(j)		7,000,000	6,573,273

TOTAL INSURANCE			12,783,632

TOTAL SWITZERLAND			23,290,166

UNITED KINGDOM	2.6%
BANKS	1.5%
Barclays PLC, 8.00% to 6/15/24(b),(g),(h),(i)		5,000,000	4,512,500
Barclays PLC, 8.00% to 3/15/29(b),(g),(h),(i)		4,400,000	3,767,500
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A(b),(c),(e),(g),(h)		7,566,000	9,108,789
HSBC Holdings PLC, 6.50% to 3/23/28(b),(g),(h),(i)		2,800,000	2,456,757
Lloyds Banking Group PLC, 7.50% to 6/27/24(b),(g),(h),(i)		4,534,000	4,289,663
Lloyds Banking Group PLC, 7.50% to 9/27/25(b),(g),(h),(i)		3,400,000	3,163,088
Natwest Group PLC, 6.00% to 12/29/25(b),(g),(h),(i)		2,000,000	1,829,200
Natwest Group PLC, 8.00% to 8/10/25(b),(g),(h),(i)		6,000,000	5,937,000

			35,064,497

INSURANCE	0.3%
Beazley Insurance DAC, 5.50% , due 9/10/29(j)		2,600,000	2,367,300
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41(h),(j)		1,300,000	1,069,592

		Principal Amount		Value
Phoenix Group Holdings PLC, 5.625% to 1/29/25(g),(h),(i),(j)		$4,400,000		$3,717,076

				7,153,968

INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81(b),(h)		2,090,000		1,652,668
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78(h),(j)		5,731,000		5,579,415
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79(b),(h)		4,500,000		4,482,427

				11,714,510

OIL & GAS	0.3%
BP Capital Markets PLC, 4.375% to 6/22/25(b),(g),(h)		3,000,000		2,864,741
BP Capital Markets PLC, 4.875% to 3/22/30(b),(g),(h)		3,550,000		3,237,156

				6,101,897

TOTAL UNITED KINGDOM				60,034,872

UNITED STATES	9.8%
BANKS	5.6%
AgriBank FCB, 6.875% to 1/1/24(b),(g),(h)		37,000	†	3,718,500
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b),(g),(h)		1,936,000		1,296,152
Bank of America Corp., 5.875% to 3/15/28, Series FF(b),(g),(h)		2,682,000		2,416,482
Bank of America Corp., 6.10% to 3/17/25, Series AA(b),(g),(h)		7,429,000		7,301,444
Bank of America Corp., 6.25% to 9/5/24, Series X(b),(g),(h)		7,423,000		7,265,261
Bank of America Corp., 6.30% to 3/10/26, Series DD(b),(g),(h)		6,000,000		6,022,500
Bank of America Corp., 6.50% to 10/23/24, Series Z(b),(g),(h)		6,806,000		6,806,000
Bank of New York Mellon Corp./The, 4.625% to 9/20/26, Series F(b),(g),(h)		3,500,000		3,138,954
Citigroup, Inc., 3.875% to 2/18/26(b),(g),(h)		3,250,000		2,752,750
Citigroup, Inc., 4.15% to 11/15/26, Series Y(b),(g),(h)		2,310,000		1,894,200
Citigroup, Inc., 5.00% to 9/12/24, Series U(b),(g),(h)		4,704,000		4,410,000
Citigroup, Inc., 5.95% to 5/15/25, Series P(b),(e),(g),(h)		6,000,000		5,599,173
Citigroup, Inc., 6.25% to 8/15/26, Series T(b),(e),(g),(h)		7,850,000		7,536,000
Citigroup, Inc., 9.094% (3 Month US LIBOR + 4.23%), Series B (FRN)((b),(e),(g),(l)		5,675,000		5,653,719
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(b),(g),(h)		2,000,000		1,730,864
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(b),(g),(h)		800,000		692,000
CoBank ACB, 6.25% to 10/1/26, Series I(b),(e),(g),(h)		2,866,000		2,708,762
Comerica, Inc., 5.625% to 7/1/25(b),(g),(h)		1,997,000		1,679,078
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(b),(c),(g),(h),(m)		35,300	†	3,525,587
First Horizon Bank, 5.66% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)(b),(c),(g),(l)		1,806	†	1,508,010

		Principal Amount	Value
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(b),(g),(h)		$4,170,000	$3,414,188
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(b),(g),(h)		1,000,000	830,006
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series O(b),(g),(h)		1,645,000	1,542,387
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(b),(g),(h)		1,000,000	968,520
Huntington Bancshares, Inc./OH., 4.45% to 10/15/27, Series G(b),(g),(h)		1,000,000	833,750
Huntington Bancshares, Inc./OH., 5.625% to 7/15/30, Series F(b),(g),(h)		894,000	764,370
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(b),(g),(h)		1,043,000	1,002,036
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(b),(g),(h)		2,500,000	2,443,750
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(b),(g),(h)		1,436,000	1,405,126
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(b),(g),(h)		8,790,000	8,826,083
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(b),(g),(h)		4,450,000	4,197,907
PNC Financial Services Group, Inc./The, 8.492% (3 Month US LIBOR + 3.678%), Series O (FRN)(b),(g),(l)		1,000,000	989,904
Truist Financial Corp., 4.80% to 9/1/24, Series N(b),(g),(h)		1,810,000	1,588,275
Truist Financial Corp., 5.10% to 3/1/30, Series Q(b),(g),(h)		2,109,000	1,857,090
Truist Financial Corp., 5.125% to 12/15/27, Series M(b),(g),(h)		500,000	425,000
US Bancorp, 5.30% to 4/15/27, Series J(b),(g),(h)		1,500,000	1,280,253
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(b),(g),(h)		7,400,000	6,536,679
Wells Fargo & Co., 5.875% to 6/15/25, Series U(b),(g),(h)		7,521,000	7,408,185
Wells Fargo & Co., 5.95% , due 12/15/36(b)		2,830,000	2,908,474

			126,877,419

ELECTRIC	1.1%
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b),(h)		4,200,000	3,366,976
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(b),(g),(h)		1,960,000	1,855,875
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b),(h)		1,125,000	974,790
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b),(g),(h)		8,000,000	6,658,014
Duke Energy Corp., 4.875% to 9/16/24(b),(g),(h)		3,580,000	3,444,318
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b),(h)		3,000,000	2,759,812
Southern Co./The, 5.113% , due 8/1/27(b)		6,000,000	6,017,777

			25,077,562

		Principal Amount	Value
FINANCIAL	0.7%
CREDIT CARD	0.3%
Discover Financial Services, 6.125% to 6/23/25, Series D(b),(g),(h)		$7,200,000	$6,663,843

INVESTMENT BANKER/BROKER	0.4%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(b),(e),(g),(h)		6,983,000	5,701,759
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(b),(g),(h)		2,936,000	2,796,540

			8,498,299

TOTAL FINANCIAL			15,162,142

INFRASTRUCTURE—GAS—DISTRIBUTION	0.2%
Sempra Energy, 4.875% to 10/15/25(b),(g),(h)		5,780,000	5,427,788

INSURANCE	1.9%
LIFE/HEALTH INSURANCE	1.5%
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52, 144A(b),(c),(h)		7,170,000	6,405,696
MetLife Capital Trust IV, 7.875% , due 12/15/37, 144A (TruPS)(b),(c),(e)		5,850,000	6,126,722
MetLife, Inc., 9.25% , due 4/8/38, 144A(b),(c)		6,500,000	7,678,532
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b),(e),(h)		9,275,000	9,143,944
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b),(h)		4,500,000	4,220,100
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b),(h)		1,396,000	1,349,534
Voya Financial, Inc., 6.125% to 9/15/23, Series A(b),(g),(h)		1,310,000	1,252,141

			36,176,669

MULTI-LINE	0.1%
MetLife, Inc., 10.75% , due 8/1/39(b)		1,000,000	1,299,392

PROPERTY CASUALTY	0.2%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b),(h)		3,200,000	3,004,568
Liberty Mutual Group, Inc., 7.80% , due 3/15/37, 144A(b),(c)		1,680,000	1,767,923

			4,772,491

REINSURANCE	0.1%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b),(h)		1,760,000	1,429,083

TOTAL INSURANCE			43,677,635

		Principal Amount	Value
PIPELINES	0.1%
Energy Transfer LP, 7.125% to 5/15/30, Series G(b),(g),(h)		$1,857,000	$1,566,380

REAL ESTATE	0.1%
VICI Properties LP/VICI Note Co., Inc., 5.75% , due 2/1/27, 144A(b),(c)		1,700,000	1,670,457

UTILITIES	0.1%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b),(h)		3,438,000	3,042,858

TOTAL UNITED STATES			222,502,241

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$466,506,105)			437,898,223

CORPORATE BONDS	0.3%
ITALY	0.1%
ELECTRIC
Enel Finance America LLC, 7.10%, due 10/14/27, 144A (USD)(b),(c)		600,000	645,340
Enel Finance International NV, 7.50%, due 10/14/32, 144A (USD)(b),(c)		400,000	446,110

			1,091,450

UNITED STATES	0.2%
ELECTRIC	0.1%
American Electric Power Co., Inc., 5.75%, due 11/1/27(b)		1,015,000	1,056,061
Southern California Edison Co., 5.85%, due 11/1/27(b)		1,000,000	1,054,422

			2,110,483

REAL ESTATE	0.1%
Spirit Realty LP, 3.40%, due 1/15/30(b)		3,060,000	2,633,385

TOTAL UNITED STATES			4,743,868

TOTAL CORPORATE BONDS (Identified cost—$5,613,963)			5,835,318

		Number of Shares
SHORT-TERM INVESTMENTS	1.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 4.53%(n)		30,214,361	30,214,361

		Value
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$30,214,361)		$30,214,361

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,720,134,580)	140.5%	3,205,245,834
WRITTEN OPTION CONTRACTS (Premiums received—$707,367)	(0.0)	(457,969)
LIABILITIES IN EXCESS OF OTHER ASSETS	(40.5)	(924,235,087)

NET ASSETS (Equivalent to $23.72 per share based on 96,129,786 shares of common stock outstanding)	100.0%	$2,280,552,778

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(o)	Premiums Received	Value
Call — American Water Works Co Inc	$150.00	4/21/23	(785)	$(11,499,465)	$(115,842)	$(86,350)
Call — Energy Corp.	110.00	4/21/23	(934)	(10,062,916)	(87,395)	(84,060)
Call — Cheniere Energy	170.00	5/19/23	(408)	(6,430,080)	(101,008)	(105,672)
Put — Constellation Energy Corp.	75.00	4/21/23	(1,227)	(9,631,950)	(221,556)	(129,252)
Put — Nextera Energy Inc	70.00	4/21/23	(753)	(5,804,124)	(86,271)	(26,355)
Put — Sempra Energy	140.00	4/21/23	(438)	(6,620,808)	(95,295)	(26,280)

			(4,545)	$(50,049,343)	$(707,367)	$(457,969)

Centrally Cleared Interest Rate Swap Contracts
Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$255,000,000	0.670%	Monthly	4.778%(p)	Monthly	9/15/25	$20,295,748	$—	$20,295,748
212,500,000	1.240%	Monthly	4.673%(p)	Monthly	2/3/26	15,690,669	(49,838)	15,640,831
85,000,000	0.898%	Monthly	4.662%(p)	Monthly	5/1/26	7,468,452	—	7,468,452
255,000,000	1.237%	Monthly	4.709%(p)	Monthly	9/15/27	24,634,099	—	24,634,099

						$68,088,968	$(49,838)	$68,039,130

The total amount of all interest rate swap contracts as presented in the table above are representative of the volume of activity for this derivative type during the three months ended March 31, 2023.

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
MLP	Master Limited Partnership
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $2,088,970,158 in aggregate has been pledged as collateral.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $203,013,274 which represents 8.9% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Non-income producing security.
(e)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $883,774,265 in aggregate has been rehypothecated.
(f)	All or a portion of the security is pledged in connection with written option contracts. $28,574,350 in aggregate has been pledged as collateral.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(h)	Security converts to floating rate after the indicated fixed-rate coupon period.

(i)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $104,242,786 which represents 4.6% of the net assets of the Fund (3.2% of the managed assets of the Fund).

(j)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $44,889,591 which represents 2.0% of the net assets of the Fund, of which 0.0% are illiquid.

(k)	Security is in default.
(l)	Variable rate. Rate shown is in effect at March 31, 2023.
(m)	Security value is determined based on significant unobservable inputs (Level 3).
(n)	Rate quoted represents the annualized seven-day yield.
(o)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(p)	Based on 1-Month LIBOR. Represents rates in effect at March 31, 2023.

Sector Summary	% of Managed Assets
Electric	33.4
Pipelines	11.9
Railways	8.5
Banks	8.1
Toll Roads	7.1
Communications	6.4
Gas Distributions	5.9
Airports	5.8
Insurance	2.9
Utilities	2.4
Financial	1.6
Diversified Utilities	0.9
Energy	0.7
Marine Ports	0.6
Integrated Telecommunications Services	0.5
Environmental Services	0.5
Other	2.8

100.0

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service or counterparty. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock:
Canada	$330,807,002	$—	$—		$330,807,002
Mexico	66,216,937	—	—		66,216,937
United States	1,445,344,048	23,224,087	—		1,468,568,135
Other Countries	—	785,178,865	—		785,178,865
Preferred Securities—$25 Par Value	80,526,993	—	—		80,526,993
Preferred Securities—Capital Securities:
United States	—	218,976,654	3,525,587(a	)	222,502,241
Other Countries	—	215,395,982	—		215,395,982
Corporate Bonds	—	5,835,318	—		5,835,318
Short-Term Investments	—	30,214,361	—		30,214,361

Total Investments in Securities(b)	$1,922,894,980	$1,278,825,267	$3,525,587		$3,205,245,834

Interest Rate Swap Contracts	$—	$68,039,130	$—		$68,039,130

Total Derivative Assets(b)	$—	$68,039,130	$—		$68,039,130

Written Option Contracts	$(328,717)	$(129,252)	$—		$(457,969)

Total Derivative Liabilities(b)	$(328,717)	$(129,252)	$—		$(457,969)

(a)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Banks
Balance as of December 31, 2022	$—
Transfer in of Level 3(a)	3,525,587

Balance as of March 31, 2023	$3,525,587

(a)	Transfers from Level 2 to Level 3 are due to a decrease in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine prices.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement, the accruals for which would begin at a specific date in the future (“the effective date”). The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies

COHEN & STEERS INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s option contracts activity for the three months ended March 31, 2023:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$6,244,983	$28,416,273

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.
(b)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents January 1, 2023 through January 20, 2023 for purchased options and three months for written option contracts.